Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS
February 28, 2021 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 99.3%
	Exchange Traded Funds - 99.3%
379,831	Columbia Diversified Fixed Income Allocation ETF (b)	$8,162,568
904,129	First Trust TCW Opportunistic Fixed Income ETF (c)	48,443,232
654,227	iShares 5-10 Year Investment Grade Corporate Bond ETF (b)	39,397,550
536,872	iShares 7-10 Year Treasury Bond ETF (b)	62,148,303
509,956	iShares Core U.S. Aggregate Bond ETF	58,818,325
260,498	Janus Henderson Mortgage-Backed Securities ETF	13,879,333
93,009	Overlay Shares Core Bond ETF (b)	2,416,811
756,715	SPDR Blackstone / GSO Senior Loan ETF (b)	34,808,890
457,245	SPDR Bloomberg Barclays Convertible Securities ETF (b)	39,771,170
1,117,074	VanEck Vectors Fallen Angel High Yield Bond ETF (b)	35,824,563
372,917	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (b)(c)	19,399,142
160,514	X-Trackers Short Duration High Yield Bond ETF (b)(d)	7,635,779
559,650	X-Trackers USD High Yield Corporate Bond ETF (b)	27,797,816
	TOTAL INVESTMENT COMPANIES (Cost - $391,765,806)	398,503,482

	SHORT TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
556,651	First American Treasury Obligations Fund, .03% Class X (a)	556,651
	TOTAL SHORT TERM INVESTMENTS (Cost - $556,651)	556,651

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.8%
115,385,412	Mount Vernon Liquid Assets Portfolio, LLC, 0.13% (a)	115,385,412
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $115,385,412)	115,385,412

	TOTAL INVESTMENTS - 128.2% (Cost - $507,707,869)	514,445,545
	Liabilities in Excess of Other Assets - (28.2)%	(113,078,086)
	NET ASSETS - 100.0%	$401,367,459

Percentages are stated as a percent of net assets.
(a) Interest rate reflects seven-day yield on February 28, 2021.
(b) All or a portion of this security is out on loan as of February 28, 2021.
(c) All or a portion of the security is segregated as collateral for written options.  The value of the securities segregated as collateral for written options is $18,597,000, which is 4.6% of total net assets.

(d) Affiliated Security. Please refer to the Notes.